Commitments, Contingencies, And Concentrations Of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Letters of Credit Outstanding, Amount	$ 986,000	$ 675,000
Long-term Line of Credit	$ 128,086,000	$ 113,372,000